Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets:
Cash and cash equivalents	$ 7,736	$ 3,985
Short-term bank deposit		7,500
Trade receivables	100	266
Other current assets	307	280
Total current assets	8,143	12,031
Non-current assets:
Property and equipment, net	45	48
Intangible assets, net	164	269
Goodwill	4,379	4,379
Total non-current assets	4,588	4,696
Total assets	12,731	16,727
Current liabilities:
Account payables	177	120
Deferred revenues	4	9
Other current liabilities	827	786
Total current liabilities	1,008	915
Non-current liabilities:
Derivative warrant liability	50	50
Total non-current liabilities	50	50
Commitments and contingent liabilities
Shareholders’ equity:
Ordinary Shares of NIS	213	213
Additional paid-in capital	56,908	56,593
Accumulated deficit	(45,448)	(41,044)
Total shareholders’ equity	11,673	15,762
Total liabilities and shareholders’ equity	$ 12,731	$ 16,727